Stock-Based Compensation - Schedule of Stock Option (10K) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stock option	11,749,318	6,294,226
September 2014 [Member]
Exercise price	$ 1.59	$ 1.59
Stock option	583,059	583,059
Expiration date	Dec. 27, 2025	Dec. 27, 2025
November 2014 [Member]
Exercise price	$ 1.59	$ 1.59
Stock option	174,918	174,918
Expiration date	Dec. 27, 2025	Dec. 27, 2025
August 2015 [Member]
Exercise price	$ 1.59	$ 1.59
Stock option	3,121,787	3,121,787
Expiration date	Dec. 27, 2025	Dec. 27, 2025
September 2015 [Member]
Exercise price	$ 1.59	$ 1.59
Stock option	300,000	300,000
Expiration date	Dec. 27, 2025	Dec. 27, 2025
November 2015 [Member]
Exercise price	$ 1.59	$ 1.59
Stock option	1,224,640	1,224,640
Expiration date	Dec. 27, 2025	Dec. 27, 2025
December 2015 [Member]
Exercise price	$ 1.59	$ 1.59
Stock option	889,822	889,822
Expiration date	Dec. 27, 2025	Dec. 27, 2025